CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Schedule of Movements of Liability and Derivative Components of Convertible Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Liability component at 1 January 2015	$ 55,018,674
Derivative component at 1 January 2015
Total at 1 January 2015	58,417,316
Notes issued on April 30, 2014		$ 58,000,000
Change in fair value	562,738	(157,518)
Interest charge during the year	870,885	574,834
Liability component at 31 December 2015	55,889,559	55,018,674
Derivative component at 31 December 2015
Total at 31 December 2015	59,850,939	58,417,316
Derivative component [Member]
Debt Instrument [Line Items]
Total at 1 January 2015	3,398,642
Notes issued on April 30, 2014		3,556,160
Change in fair value	562,738	(157,518)
Interest charge during the year
Total at 31 December 2015	3,961,380	3,398,642
Liability component [Member]
Debt Instrument [Line Items]
Total at 1 January 2015	55,018,674
Notes issued on April 30, 2014		54,443,840
Change in fair value
Interest charge during the year	870,885	574,834
Total at 31 December 2015	$ 55,889,559	$ 55,018,674